Discontinued operations and assets classified as held for sale - Results of combined Lumileds and Automotive businesses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Result on the sale of discontinued operations net of tax		€ 62
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations		9		€ 14		€ 182
Profit (loss) from discontinued operations, total	[3]	€ (19)	[1],[2]	(213)	[1],[2]	843	[4],[5]
Combined Lumileds and Automotive Lighting businesses [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Discontinued Operations, Revenue						804
Discontinued Operations, Expenses				(5)		630
Result on the sale of discontinued operations net of tax				8		(98)
Profit Loss Discontinued Operations, Before Tax, total				13		76
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations				(1)		(25)
Gain (loss) discontinued operations tax						26
US tax reform act						(107)
Profit (loss) from discontinued operations, total				€ 12		€ (29)

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.